UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:             811-02340

Montgomery Street Income Securities, Inc.

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive office)

Mark D. Nerud

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5801

Date of fiscal year end:	December 31

Date of Reporting Period:	January 1, 2009 – March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Montgomery Street Income Securities, Inc.
March 31, 2009 (Unaudited)
Investment Portfolio

	Shares/Principal
	Amount ($)	Value ($)
Corporate Bonds - 36.4%
CONSUMER DISCRETIONARY - 2.9%
Charter Communications Operating LLC, 8.00%, 04/30/12 (a) (c) (j)	$ 250,000	$ 228,750
Comcast Cable Holdings LLC, 10.13%, 04/15/22	1,291,000	1,478,664
Comcast Corp., 6.30%, 11/15/17	152,000	147,900
COX Communications Inc., 6.25%, 06/01/18 (a) (j)	263,000	233,632
COX Communications Inc., 8.38%, 03/01/39 (a) (j)	220,000	206,415
Desarrolladora Homex SAB de CV, 7.50%, 09/28/15 (i)	280,000	189,000
DirecTV Holdings LLC, 7.63%, 05/15/16	245,000	240,100
ERAC USA Finance Co., 5.90%, 11/15/15 (a) (j)	429,000	288,889
Mediacom LLC / Mediacom Capital Corp., 7.88%, 02/15/11	650,000	617,500
President and Fellows of Harvard College, 6.00%, 01/15/19 (a) (j)	244,000	262,481
Rogers Cable Inc., 8.75%, 05/01/32	110,000	117,763
Time Warner Cable Inc., 8.25%, 04/01/19	590,000	606,297
		4,617,391
CONSUMER STAPLES - 3.8%
Altria Group Inc., 10.20%, 02/06/39	375,000	383,076
Anheuser-Busch InBev Worldwide Inc., 7.75%, 01/15/19 (a) (j)	725,000	722,898
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39 (a) (j)	212,000	208,022
Archer-Daniels-Midland Co., 5.38%, 09/15/35	400,000	344,852
Coca-Cola Enterprises Inc., 8.50%, 02/01/22	500,000	584,136
CVS Caremark Corp., 6.60%, 03/15/19	157,000	158,243
CVS Caremark Corp., 6.30%, 06/01/37 (callable at 100 beginning 06/01/12) (e)	623,000	373,800
General Mills Inc., 5.70%, 02/15/17	680,000	699,226
General Mills Inc., 5.65%, 02/15/19	38,000	38,685
Kimberly-Clark Corp., 7.50%, 11/01/18 (c)	1,165,000	1,376,662
PepsiCo Inc., 7.90%, 11/01/18	314,000	385,798
Safeway Inc., 5.80%, 08/15/12	250,000	259,315
Safeway Inc., 6.25%, 03/15/14	242,000	253,938
Wal-Mart Stores Inc., 5.25%, 09/01/35	250,000	224,685
		6,013,336
ENERGY - 3.8%

BP Capital Markets Plc, 5.25%, 11/07/13	385,000	412,084
Chesapeake Energy Corp., 7.63%, 07/15/13	350,000	322,000
Chevron Corp., 4.95%, 03/03/19	400,000	408,794
ConocoPhillips, 6.50%, 02/01/39	658,000	641,863
Devon Energy Corp., 6.30%, 01/15/19	362,000	353,194
Drummond Co. Inc., 7.38%, 02/15/16 (a) (j)	190,000	123,500
Enterprise Products Operating LLC, 6.50%, 01/31/19	245,000	225,117
Florida Power Corp., 5.80%, 09/15/17	195,000	205,144
Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	450,000	427,500
Kinder Morgan Energy Partners LP, 6.50%, 02/01/37	260,000	208,269
Marathon Oil Corp., 6.50%, 02/15/14	212,000	215,239
Nabors Industries Ltd., 9.25%, 01/15/19 (a) (j)	290,000	274,986
ONEOK Partners LP, 6.65%, 10/01/36	542,000	405,709
Shell International Finance BV, 6.38%, 12/18/38	390,000	410,679
Spectra Energy Capital LLC, 5.90%, 09/15/13 (c)	490,000	476,842
TransCanada Pipelines Ltd., 7.25%, 08/15/38	384,000	358,900
Transcontinental Gas Pipe Line Corp., 6.40%, 04/15/16	250,000	243,985
Valero Energy Corp., 9.38%, 03/15/19	289,000	298,355
		6,012,160

FINANCIALS - 5.6%
American General Institutional Capital A, 7.57%, 12/01/45 (a) (j)	250,000	72,655
Bank of America Corp., 5.65%, 05/01/18	365,000	304,509
Berkshire Hathaway Finance Corp., 5.00%, 08/15/13	209,000	214,925
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	390,000	392,689
BHP Billiton Finance USA Ltd., 6.50%, 04/01/19	315,000	319,139
Citigroup Capital XXI, 8.30%, 12/21/57 (callable at 100 beginning 12/21/37) (e)	451,000	217,155
Comerica Capital Trust II, 6.58%, 02/20/37 (callable at 100 beginning 02/20/32) (e)	1,053,000	306,855
General Electric Capital Corp., 5.63%, 05/01/18	295,000	256,509
Goldman Sachs Capital II, 5.79% (callable at 100 on 06/01/12) (b) (d)	832,000	346,396
HSBC Bank USA, 5.63%, 08/15/35	315,000	260,452
HSBC Holdings Plc, 6.50%, 05/02/36	500,000	412,693
Icahn Enterprises LP, 7.13%, 02/15/13	290,000	230,550
ILFC E-Capital Trust II, 6.25%, 12/21/65 (callable at 100 beginning 12/21/15) (a) (e) (j)	4,490,000	720,133
International Lease Finance Corp., 6.38%, 03/25/13	366,000	202,251
JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (b) (d)	467,000	300,113
JPMorgan Chase Capital XV, 5.88%, 03/15/35	205,000	120,217
Lincoln National Corp., 6.05%, 04/20/67 (callable at 100 beginning 04/20/17) (e)	115,000	24,149
Lloyds Banking Group Plc, 5.92% (callable at 100 on 10/01/15) (a) (b) (d) (j)	600,000	108,000
Mellon Capital IV, 6.24% (callable at 100 beginning 06/20/12) (b) (d)	570,000	240,122
Northgroup Preferred Capital Corp., 6.38% (callable at 100 beginning 10/15/17) (a) (b) (d) (i)	515,000	175,718
PNC Preferred Funding Trust I, 6.11% (callable at 100 beginning 03/15/12) (a) (b) (d) (j)	1,200,000	332,200
Progressive Corp., 6.70%, 06/15/37 (callable at 100 beginning 06/15/17) (e)	166,000	74,672
Prudential Financial Inc., 8.88%, 06/15/38 (callable at 100 beginning 06/15/18) (c) (e)	426,000	202,350
RBS Capital Trust IV, 2.03% (callable at 100 beginning 09/30/14) (b) (d)	1,850,000	645,928
State Street Capital Trust IV, 2.32%, 06/15/37 (b)	670,000	262,882
TNK-BP Finance SA, 7.50%, 03/13/13 (a) (j)	300,000	247,500
UBS Preferred Funding Trust I, 8.62% (callable at 100 beginning 10/01/10) (b) (d)	1,030,000	413,372
UniCredito Italiano Capital Trust II, 9.20% (callable at 100 beginning 10/15/10) (a) (b) (d) (j)	520,000	146,405
Unilever Capital Corp., 4.80%, 02/15/19	400,000	398,548
USB Capital IX, 6.19% (callable at 100 beginning 04/15/11) (b) (d)	700,000	276,500
USB Realty Corp., 6.09% (callable at 100 beginning 01/15/12) (a) (b) (d) (j)	700,000	266,000
Wells Fargo Capital XIII, 7.70% (callable at 100 beginning 03/26/13) (b) (d)	214,000	101,931
ZFS Finance USA Trust I, 6.50%, 05/09/37 (callable at 100 beginning 05/09/17) (a) (e) (j)	582,000	238,620
		8,832,138
HEALTH CARE - 3.7%
Abbott Laboratories, 5.13%, 04/01/19	369,000	371,114
Amgen Inc., 6.40%, 02/01/39	176,000	169,192

Cigna Corp., 6.15%, 11/15/36	184,000	129,212
Covidien International Finance SA, 5.45%, 10/15/12	218,000	223,918
Eli Lilly & Co., 4.20%, 03/06/14	331,000	340,948
Eli Lilly & Co., 5.95%, 11/15/37	155,000	155,299
GlaxoSmithKline Capital Inc., 5.65%, 05/15/18	700,000	717,996
HCA Inc., 9.25%, 11/15/16	330,000	300,300
Pfizer Inc., 5.35%, 03/15/15	425,000	448,395
Pfizer Inc., 6.00%, 03/15/19	390,000	415,630
Pfizer Inc., 7.00%, 03/15/39	405,000	434,328
Roche Holdings Inc., 5.00%, 03/01/14 (a) (j)	395,000	404,293
Roche Holdings Inc., 6.00%, 03/01/19 (a) (j)	116,000	119,394
Roche Holdings Inc., 7.00%, 03/01/39 (a) (j)	191,000	199,866
UnitedHealth Group Inc., 4.88%, 02/15/13	577,000	561,988
Wyeth, 6.50%, 02/01/34	400,000	406,396
Wyeth, 5.95%, 04/01/37	470,000	442,616
		5,840,885

INDUSTRIALS - 1.5%
Canadian Pacific Railway Co., 5.95%, 05/15/37	240,000	167,482
Honeywell International Inc., 5.70%, 03/15/36	250,000	242,629
Noble Group Ltd., 6.63%, 03/17/15 (a) (j)	200,000	130,000
Tyco International Group SA, 8.50%, 01/15/19	606,000	625,506
United Technologies Corp., 6.13%, 02/01/19	491,000	528,572
Waste Management Inc., 6.10%, 03/15/18	727,000	686,755
		2,380,944
INFORMATION TECHNOLOGY - 1.3%
Cisco Systems Inc., 5.90%, 02/15/39	750,000	689,113
International Business Machines Corp., 8.38%, 11/01/19	250,000	298,813
Oracle Corp., 6.50%, 04/15/38	384,000	382,992
Systems 2001 Asset Trust LLC, 7.16%, 12/15/11 (a) (i)	202,023	174,018
TCI Communications Inc., 8.75%, 08/01/15	35,000	37,759
Tyco Electronics Group SA, 6.00%, 10/01/12	233,000	198,273
Tyco Electronics Group SA, 6.55%, 10/01/17	262,000	198,260
Xerox Corp., 6.35%, 05/15/18	107,000	79,715
		2,058,943
MATERIALS - 1.2%
Barrick Gold Corp., 6.95%, 04/01/19	130,000	130,593
CRH America Inc., 8.13%, 07/15/18	180,000	140,350
Newmont Mining Corp., 5.88%, 04/01/35	395,000	301,645
Pliant Corp., 11.63%, 06/15/09 (k)	5	1
Rio Tinto Alcan Inc., 6.13%, 12/15/33	175,000	117,397
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	1,295,000	1,161,247
		1,851,233

TELECOMMUNICATION SERVICES - 5.7%
AT&T Inc., 6.15%, 09/15/34	500,000	438,062
AT&T Inc., 6.55%, 02/15/39	230,000	208,606
AT&T Wireless Services Inc., 8.75%, 03/01/31	750,000	822,493
Frontier Communications Corp., 9.00%, 08/15/31	400,000	274,500
Intelsat Jackson Holdings Ltd., 9.25%, 06/15/16 (i)	255,000	206,550
Maxcom Telecomunicaciones SAB de CV, 11.00%, 12/15/14 (i)	210,000	122,849
Qwest Communications International Inc., 7.50%, 02/15/14	800,000	692,000
Rogers Communications Inc., 7.50%, 03/15/15	679,000	703,715
Telecom Italia Capital SA, 4.00%, 01/15/10	360,000	354,522
Telecom Italia Capital SA, 5.25%, 11/15/13	330,000	296,352
Telecom Italia Capital SA, 4.95%, 09/30/14	365,000	315,152
Telecom Italia Capital SA, 7.72%, 06/04/38	427,000	355,155
Verizon New Jersey Inc., 5.88%, 01/17/12	542,000	556,881
Verizon Wireless Capital LLC, 5.55%, 02/01/14 (a) (j)	1,066,000	1,066,891
Verizon Wireless Capital LLC, 8.50%, 11/15/18 (a) (j)	538,000	614,569
Vodafone Group Plc, 6.15%, 02/27/37	1,268,000	1,195,569
Windstream Corp., 8.63%, 08/01/16	670,000	658,275
		8,882,141
UTILITIES - 6.9%
Alabama Power Co., 6.00%, 03/01/39	256,000	251,791
CenterPoint Energy Resources Corp., 6.63%, 11/01/37	120,000	83,467
Commonwealth Edison Co., 5.80%, 03/15/18	915,000	866,906
Consumers Energy Co., 6.70%, 09/15/19	540,000	559,004
Duke Energy Carolinas LLC, 7.00%, 11/15/18 (c)	158,000	181,413
Duke Energy Indiana Inc. (insured by MBIA Insurance Corp.), 8.85%, 01/15/22	1,225,000	1,479,815
Duke Energy Indiana Inc., 6.35%, 08/15/38 (c)	237,000	239,508
Electricite de France SA, 6.95%, 01/26/39 (a) (j)	425,000	421,244
FirstEnergy Corp., 6.45%, 11/15/11	500,000	500,453
Northern States Power Co., 6.25%, 06/01/36	400,000	414,924
Pacific Gas & Electric Co., 8.25%, 10/15/18	459,000	540,971
PSEG Power LLC, 5.00%, 04/01/14	915,000	865,520
Public Service Co. of Colorado, 6.50%, 08/01/38 (c)	471,000	505,315
Puget Sound Energy Inc. (insured by MBIA Insurance Corp.), 7.02%, 12/01/27	1,000,000	901,636
Sempra Energy, 9.80%, 02/15/19	377,000	417,578
Southern California Edison Co., 5.75%, 03/15/14	535,000	578,451
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13 (a) (i)	2,000,000	1,977,916
		10,785,912

Total Corporate Bonds (cost $70,662,780)	57,275,083

Non-U.S. Government Agency Asset-Backed Securities - 8.0%
Banc of America Mortgage Securities Inc. REMIC,(2005, H, 2A5), 4.80%, 09/25/35 (b) (i)	1,065,000	549,337
Bayview Commercial Asset Trust, (2007, 4A, IO) Interest Only, 1.44%, 09/25/37 (a) (h) (i)	6,626,320	587,092
Bayview Commercial Asset Trust REMIC, (2007, 2A, IO), Interest Only, 1.30%, 07/25/37 (a) (b) (h) (i)	6,361,794	521,476
Bayview Financial Acquisition Trust REMIC, (2007, A, M3), 2.17%, 05/28/37 (b) (h) (i)	800,000	54,000
Capital Auto Receivables Asset Trust, (2006, SN1A, C), 5.77%, 05/20/10 (a) (i)	150,000	145,967
Capital Auto Receivables Asset Trust, (2006, SN1A, D), 6.15%, 04/20/11 (a) (i)	200,000	192,062
CBA Commercial Small Balance Commercial Mortgage Trust REMIC, (2006, 2A, X1), 2.03%, 01/25/39 (a) (b) (h) (i)	8,034,201	803,420
Citigroup Mortgage Loan Trust Inc. REMIC, (2004, NCM2, 1CB2), 6.75%, 08/25/34 (i)	572,165	494,208
Citigroup Mortgage Loan Trust Inc. REMIC, (2007, WFH1, M11), 3.02%, 01/25/37 (a) (b) (h) (i)	225,000	3,069
Countrywide Alternative Loan Trust REMIC, (2004, 14T2, A4), 5.50%, 08/25/34 (i)	299,699	275,814
Countrywide Alternative Loan Trust REMIC, (2004, 35T2, A1), 6.00%, 02/25/35 (i)	197,625	155,438
Countrywide Alternative Loan Trust REMIC, (2005, 28CB, 3A5), 6.00%, 08/25/35 (i)	567,794	398,594
Credit-Based Asset Servicing and Securitization LLC, (2006, SC1, A), 0.79%, 05/25/36 (a) (b) (i)	139,646	60,899
Ford Credit Auto Owner Trust, (2006, C, D) 6.89%, 05/15/13 (a) (i)	1,060,000	669,152
GE Business Loan Trust REMIC, (2006, 1A, D), 1.56%, 05/15/34 (a) (b) (h) (j)	421,549	16,862
GE Business Loan Trust REMIC, (2006, 1A, IO), Interest Only, 0.60%, 05/15/10 (a) (b) (h) (i)	21,671,568	66,315
GMAC Mortgage Corp. Loan Trust REMIC (insured by Financial Guaranty Insurance Co.), (2006, HE3, A2), 5.75%, 10/25/36 (b) (i)	620,000	332,703
Greenwich Capital Commercial Funding Corp. REMIC, (2006, FL4A, ONW), 1.71%, 11/05/21 (a) (b) (h) (i)	199,001	1,990
Greenwich Capital Commercial Funding Corp. REMIC, (2006, FL4A, PNW), 1.91%, 11/05/21 (a) (b) (h) (i)	189,051	1,891
Lehman Brothers Small Balance Commercial REMIC, (2006, 2A, 2A2), 5.62%, 09/25/36 (a) (b) (i)	255,000	223,073
Marlin Leasing Receivables LLC, (2006, 1A, A4), 5.33%, 09/16/13 (a) (i)	660,000	645,985
Nationstar NIM Trust, (2007, A, A), 9.97%, 03/25/37 (a) (h) (i)	22,008	660
Option One Mortgage Loan Trust REMIC, (2007, FXD2, M6), 6.99%, 03/25/37 (b) (i)	475,000	20,444
Option One Mortgage Loan Trust REMIC, (2007, FXD2, M7), 6.99%, 03/25/37 (b) (i)	725,000	47,241
Option One Mortgage Loan Trust REMIC, (2007, FXD2, M8), 6.99%, 03/25/37 (b) (i)	500,000	26,318
Residential Asset Securitization Trust REMIC, (2005, A1, A3), 5.50%, 04/25/35 (i)	2,500,000	1,767,714
Washington Mutual Commercial Mortgage Securities Trust REMIC, (2007, SL3, AJ), 6.31%, 03/23/45 (a) (b) (i)	890,000	120,219
Washington Mutual Mortgage Pass-Through Certificates REMIC, (2005, AR16, 1A3), 5.10%, 12/25/35 (b) (i)	1,320,000	638,532
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, 1, A3), 5.00%, 03/25/21 (i)	1,634,057	1,498,226
Wells Fargo Mortgage Backed Securities Trust REMIC, (2005, AR10, 2A4), 4.19%, 06/25/35 (b) (i)	1,372,074	1,359,941
Wells Fargo Mortgage Backed Securities Trust REMIC, (2006, AR8, 2A3), 5.24%, 04/25/36 (b) (i)	1,319,228	797,814
Total Non-U.S. Government Agency Asset-Backed Securities (cost $20,670,836)		12,476,456

Government and Agency Obligations - 41.3%
GOVERNMENT SECURITIES - 16.9%
Sovereign - 0.0%
Argentina Government International Bond, 7.00%, 10/03/15	165,000	41,498

U.S. Treasury Securities - 16.9%
U.S. Treasury Bond, 1.88%, 02/28/14 (c)	3,350,000	3,386,649
U.S. Treasury Bond, 3.50%, 02/15/39	1,618,000	1,598,794
U.S. Treasury Note, 1.50%, 10/31/10 (c)	7,710,000	7,801,857
U.S. Treasury Note, 0.88%, 01/31/11 (c)	6,941,000	6,956,201
U.S. Treasury Note, 1.50%, 12/31/13 (c)	725,000	723,188
U.S. Treasury Note, 1.75%, 01/31/14 (c)	5,601,000	5,639,087
U.S. Treasury Note, 1.75%, 03/31/14	180,000	180,717
U.S. Treasury Note, 3.75%, 11/15/18 (c)	12,000	13,081
U.S. Treasury Note, 2.88%, 02/15/19	267,000	268,460
		26,568,034
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 24.4%
Federal Farm Credit Bank - 0.1%
Farm Credit Bank, 7.56% (callable at 100 beginning 12/15/13) (b) (d)	170,000	98,682

Federal Home Loan Mortgage Corp. - 7.8%
Federal Home Loan Mortgage Corp., 6.50%, 02/01/38	1,516,205	1,600,251
Federal Home Loan Mortgage Corp., 6.00%, 06/01/38	1,709,961	1,789,568
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 12/15/16	398,641	418,016
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 05/15/23	271,694	272,805
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 02/15/26	133,484	133,472
Federal Home Loan Mortgage Corp. REMIC, 5.50%, 07/15/27	305,415	308,832
Federal Home Loan Mortgage Corp. REMIC, 6.00%, 05/15/30	790,000	809,008
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/32	1,375,000	1,417,196
Federal Home Loan Mortgage Corp. REMIC, 4.50%, 07/15/32	410,000	424,035
Federal Home Loan Mortgage Corp. REMIC, 6.00%, 09/15/32	1,500,000	1,531,903
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 12/15/32	895,000	934,481
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 10/15/33	1,175,000	1,226,286
Federal Home Loan Mortgage Corp. REMIC, 5.00%, 08/15/34	1,245,000	1,296,615
		12,162,468
Federal National Mortgage Association - 16.0%
Federal National Mortgage Association, 6.50%, 05/01/17	165,113	173,151
Federal National Mortgage Association, 6.00%, 01/01/23	509,696	534,882

Federal National Mortgage Association, 4.50%, 10/01/23	550,298	570,245
Federal National Mortgage Association, 5.50%, 05/01/25	1,619,858	1,695,822
Federal National Mortgage Association, 7.00%, 03/01/31	3,500,368	3,807,390
Federal National Mortgage Association, 5.00%, 08/01/33	1,736,490	1,797,674
Federal National Mortgage Association, 5.50%, 12/01/33	3,354,712	3,496,501
Federal National Mortgage Association, 7.00%, 10/01/35	2,639,134	2,817,278
Federal National Mortgage Association, 6.50%, 04/01/37	3,846,277	4,056,366
Federal National Mortgage Association, 6.00%, 07/01/37	1,721,053	1,799,563
Federal National Mortgage Association, 7.00%, 09/01/38	1,316,765	1,402,482
Federal National Mortgage Association REMIC, 5.50%, 03/25/17	557,136	584,842
Federal National Mortgage Association REMIC, 5.00%, 08/25/33	295,000	307,127
Federal National Mortgage Association REMIC, 5.00%, 12/25/33	1,060,000	1,104,476
Federal National Mortgage Association REMIC, 5.00%, 06/25/34	482,437	503,644
Federal National Mortgage Association REMIC, 6.00%, 08/25/44	469,019	482,797
		25,134,240

Government National Mortgage Association - 0.5%
Government National Mortgage Association, 6.50%, 08/20/34	688,089	723,935
Total Government and Agency Obligations (cost $63,071,980)		64,728,857

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Federal Home Loan Mortgage Corp., 8.38%, Series Z (callable at 25.00 on 12/31/12) (b) (d)	21,034	9,676
Total Preferred Stocks (cost $527,316)		9,676

Short Term Investments - 23.8%
Commercial Paper - 5.7%
Abbott Laboratories, 0.28%, 04/03/09	357,000	356,994
Abbott Laboratories, 0.30%, 04/03/09 (a) (j)	1,143,000	1,142,981
Air Products and Chemicals Inc., 0.23%, 04/06/09 (a) (j)	1,500,000	1,499,952
General Dynamics Corp., 0.30%, 04/20/09 (a) (j)	1,000,000	999,842
Kreditanstalt fuer Wiederaufbau, 0.38%, 05/06/09 (a) (j)	1,100,000	1,099,594
Kreditanstalt fuer Wiederaufbau, 0.40%, 05/06/09	316,000	315,877
Province of British of Columbia, 0.25%, 04/30/09	344,000	343,931
Province of British of Columbia, 0.30%, 05/07/09	1,213,000	1,212,636
Province of Quebec, 0.28%, 04/22/09 (a) (j)	360,000	359,941

Queensland Treasury Corp., 0.40%, 04/16/09	115,000	114,980
Queensland Treasury Corp., 0.52%, 04/27/09	1,420,000	1,419,467
		8,866,195
Securities Lending Collateral - 10.0%
Mellon GSL DBT II Collateral Fund, 0.95%	16,161,351	15,640,955
Mellon GSL Reinvestment Trust II (h) (i) (k)	354,680	-
		15,640,955
U.S. Treasury Securities - 8.1%
U.S. Treasury Bill, 0.00%, 04/16/09 (f) (g)	375,000	374,961
U.S. Treasury Bill, 0.00%, 06/11/09 (f)	12,374,000	12,369,558
		12,744,519
Total Short Term Investments (cost $38,126,427)		37,251,669
Total Investments - 109.5% (cost $193,059,339)		171,741,741
Return of collateral for securities on loan - (10.5%) (cost $16,516,031)		(16,516,031)
Other Assets and Liabilities, Net - 1.0%		1,629,138
Total Net Assets - 100%		$ 156,854,848

Montgomery Street Income Securities, Inc.
March 31, 2009

Notes to the Investment Portfolio (Unaudited)
(a) Restricted 144A security. Rule 144A of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to institutional buyers.
(b) Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate.
These securities are shown at their current rate as of March 31, 2009.
(c) All or portion of the security has been loaned.
(d) Perpetual maturity security.
(e) Interest rate is fixed until stated call date and variable thereafter.
(f) Interest rate is less than .005%.
(g) All or a portion of the security pledged as collateral for open futures contracts. Total value of securities pledged as of March 31, 2009 is $374,961.
(h) Security fair valued in good faith in accordance with the procedures established by the Board of Directors. As of March 31, 2009, the value of fair valued securities was $2,056,775 (1.3% of net assets).
(i) Illiquid Security: At March 31, 2009 the total value of illiquid securities was $ 15,296,645 (9.8% of net assets).
(j) Rule 144A Liquid Security: The Fund has deemed this security to be liquid based on procedures approved by the Board of Directors. As of March 31, 2009, the aggregate value of 144A Liquid Securities was $ 12,527,765 (8.0% of net assets).
(k) Security is in default relating to principal and/or interest.

Abbreviations:
NIM - Net Interest Margin
REMIC - Real Estate Mortgage Investment Conduit

		Unrealized
	Contracts	Appreciation/
Futures Contracts	Long/(Short)	(Depreciation)
U.S. Treasury Note Future, 2-Year, 6.00%
Expiration June 2009	31	$46,544
U.S. Treasury Note Future, 5-Year, 6.00%
Expiration June 2009	2	2,824
U.S. Treasury Note Future, 10-Year, 6.00%
Expiration June 2009	45	126,387
U.S. Treasury Bond Future, 20-Year, 6.00%
Expiration June 2009	(14)	(41,619)
		$134,136

Security Valuation

Investments are stated at value determined as of the close of regular trading (generally, 4:00 PM Eastern Time) on the NYSE on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by, or at the direction of, the Fund’s Board of Directors (the “Board”). Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or widely used quotation system. Forward foreign currency contracts are valued at the forward foreign currency exchange rate as of the close of the NYSE, unless the Fund determines that such markets lack an appropriate level of liquidity at that time. In such instances, the Fund will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange. Futures contracts are valued based upon their quoted daily settlement prices. In the event that the settlement price is unavailable, the closing price will be used for valuation. Exchange traded derivatives are valued at last sales price as of the close of business on the primary exchange. Fixed income securities with a remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, unless it is determined that such price does not approximate market value.

Market quotations may not be readily available for certain debt and derivative investments. If market quotations are not readily available or if it is determined that a quotation of an investment does not represent market value, then the investment is valued at a “fair value” as determined in good faith using procedures approved by the Board. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale. Situations that may require a security to be fair valued include instances where a security is thinly traded or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters or government actions. Under the procedures adopted by the Board, Jackson Fund Services (“JFS” or the “Administrator”) may rely on independent pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The value of an investment for purposes of calculating the Fund’s net asset value can differ depending on the source and method used to determine the value.

Derivative Disclosure- The Fund has adopted the following new accounting standard issued by the Federal Accounting Standards Board ("FASB"):

Statement on Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities"

SFAS No. 161 was released in March 2008 and is effective for fiscal years and interim periods beginning after November 15, 2008. It requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures in the semi annual and annual financial statements about fair value and gains and losses on derivative instruments, and disclosures regarding credit related contingent features in derivative agreements.

Futures Contracts- The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts to manage its exposure to changes in securities prices and interest rates or as an efficient means of adjusting overall exposure to certain markets. The risks associated with the use of futures contracts include the possibility that the value of the futures contract may not correlate with the change in the value of the hedged instrument. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". The Fund receives from or pays to the counter party an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the "variation margin". With futures, there is minimal counter party risk to the Fund since futures are exchange traded and the exchange's clearing house, as counter party to all exchange traded futures, guarantees the future contracts against default.

Securities Lending

The Fund has entered into a securities lending arrangement with The Bank of New York Mellon Corporation (the “Custodian”). Under the terms of the agreement, the Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Board. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The fair value and amortized cost of the Fund’s investment in Mellon GSL DBT II Collateral Fund at March 31, 2009, is reported in the Investment Portfolio. The value of Mellon GSL DBT II Collateral Fund at March 31, 2009 was $0.9678 per unit and was determined using the methodologies previously described in Security Valuation as to each security in the Mellon GSL DBT II Collateral Fund. The Custodian has continued to execute transactions in Mellon GSL DBT II Collateral Fund at $1.00 per unit as none of the investments in this series at March 31, 2009 are in default. However, any material reduction in the Fund’s lending activity would require the Fund to receive a redemption in kind consisting of its pro rata percentage of each series from Mellon GSL DBT II Collateral Fund. The Fund would also be responsible for payment to the Custodian for the amortized cost related to the redemption in kind.

During the year ended December 31, 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The fair value and cost of the investment in Mellon GSL Reinvestment Trust II as of March 31, 2009 are reported under Securities Lending Collateral in the Investment Portfolio. The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008. The assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Fund is not expected to receive any proceeds. As a result, the Fund’s investment in Mellon GSL Reinvestment Trust II is fair valued at zero on March 31, 2009. The amortized cost of the Fund’s investment in Mellon GSL Reinvestment Trust II is equivalent to the par value reported in the Investment Portfolio. The Fund is responsible for payment to the Custodian for the amortized cost related to Mellon GSL Reinvestment Trust II. At March 31, 2009, the amortized cost and value of securities lending collateral in both the Mellon GSL DBT II Collateral Fund and Mellon GSL Reinvestment Trust II was $16,516,031 and $15,640,955, respectively.

SFAS No. 157, Fair Value Measurements

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes exchange-listed prices and broker quotes in active markets. Level 2 includes valuations determined from significant observable inputs such as vendor evaluated debt instruments, securities valued at amortized cost and modeled over-the-counter derivatives contracts. Level 3 includes valuations determined from significant unobservable inputs including certain quotes received from brokers (either directly or through a vendor) and the Fund's own assumptions in determining the fair value of the investment.

The following table summarizes the Fund's assets as of March 31, 2009 by level as required by SFAS No. 157.

		Investments in Other
	Investments in Securities	Financial Instruments*
Level 1	$ 9,676	$ 175,755
Level 2	169,675,290	-
Level 3	2,056,775	-
Total	$ 171,741,741	$ 175,755

The following table summarizes the Fund's liabilities as of March 31, 2009 by level as required by SFAS No. 157.

Investments in Other
Financial Instruments*
Level 1	$ (41,619)
Level 2	-
Level 3	-
Total	$ (41,619)

* Investments in other financial instruments include futures contracts which are valued at the unrealized appreciation/(depreciation) of the instrument.

The following table is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance at beginning of period	$ 2,147,194
Total realized and unrealized losses	(78,729)
Net purchases/(sales)	(11,690)
Transfers in and/or (out) of Level 3 during the period	-
Balance at end of period	$ 2,056,775

Change in unrealized appreciation/(depreciation) during the period for level 3 investments held at March 31, 2009 was $(88,661).

Income Tax Information
At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $193,557,135. Net unrealized depreciation aggregated to ($21,815,394), of which
$2,721,885 related to appreciated investment securities and ($24,537,279) related to depreciated investment securities.

Restricted Securities

Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933. The following table consists of restricted securities, including Rule 144A securities that have not been deemed liquid, held by the Fund at March 31, 2009.

			Value End
	Acquisition		of Period	Percent of
	Date	Cost	03/31/09	Net Assets
Bayview Commercial Asset Trust REMIC, (2007, 2A, IO) Interest Only, 1.30%, 07/25/37	05/09/07	$ 940,361	$ 521,476	0.3%
Bayview Commercial Asset Trust, (2007, 4A, IO) Interest Only, 1.44%, 09/25/37	08/08/07	859,017	587,092	0.4
Capital Auto Receivables Asset Trust, (2006, SN1A, C) 5.77%, 05/20/10	08/23/06	149,999	145,967	0.1
Capital Auto Receivables Asset Trust, (2006, SN1A, D) 6.15%, 04/20/11	08/23/06	199,983	192,062	0.1
CBA Commercial Small Balance Commercial Mortgage Trust REMIC, (2006, 2A, X1)
2.03%, 01/25/39	01/29/07	780,924	803,420	0.5
Citigroup Mortgage Loan Trust Inc. REMIC, (2007, WFH1, M11) 3.02%, 01/25/37	01/12/07	186,601	3,069	-
Credit-Based Asset Servicing and Securitization LLC, (2006, SC1, A) 0.79%, 05/25/36	07/25/07	136,443	60,899	-
Ford Credit Auto Owner Trust, (2006, C, D) 6.89%, 05/15/13	11/17/06	1,059,994	669,152	0.4
GE Business Loan Trust REMIC, (2006, 1A, IO) Interest Only, 0.60%, 05/15/10	06/20/06	116,222	66,315	0.1
Greenwich Capital Commercial Funding Corp. REMIC, (2006, FL4A, ONW) 1.71%, 11/05/21	05/17/07	193,111	1,990	-
Greenwich Capital Commercial Funding Corp. REMIC, (2006, FL4A, PNW) 1.91%, 11/05/21	05/17/07	183,284	1,891	-
Lehman Brothers Small Balance Commercial REMIC, (2006, 2A, 2A2) 5.62%, 09/25/36	09/14/06	254,904	223,074	0.2
Marlin Leasing Receivables LLC, (2006, 1A, A4) 5.33%, 09/16/13	09/14/06	660,097	645,985	0.4
Nationstar NIM Trust, (2007, A, A) 9.97%, 03/25/37	04/26/07	22,008	660	-
Northgroup Preferred Capital Corp., 6.38% (callable at 100 beginning 10/15/17)	05/11/07	515,000	175,718	0.1
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13	05/15/06	2,104,962	1,977,916	1.3
Systems 2001 Asset Trust LLC, 7.16%, 12/15/11	05/15/06	210,098	174,018	0.1
Washington Mutual Commercial Mortgage Securities Trust REMIC, (2007, SL3, AJ)
6.31%, 03/23/45	06/25/07	886,648	120,219	0.1
		$ 9,459,656	$ 6,370,923	4.1%

For additional information on the Fund's policies regarding valuation of investments and other significant accounting matters, please refer to the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The President/Principal Executive Officer and the Treasurer/Principal Financial Officer of the registrant have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within ninety (90) days of the filing date of this report on Form N-Q, that such controls and procedures are effective and that the design and operation of such procedures ensures that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)

There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Montgomery Street Income Securities, Inc.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
President and Principal Executive Officer

Date:	May 21, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer and Principal Financial Officer

Date:	May 21, 2009

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.